Annual Fund Operating Expenses (Invesco Small Cap Growth Fund, Class Institutional, Invesco Small Cap Growth Fund)	12 Months Ended
May 02, 2011
Invesco Small Cap Growth Fund | Class Institutional, Invesco Small Cap Growth Fund
Annual Fund Operating Expenses
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.82%